Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	34 Months Ended	60 Months Ended	106 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000027322 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		9.01%		6.41%			12.16%
C000180065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		8.96%		6.35%	12.07%
C000027323 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		8.77%		6.19%			11.93%
C000027325 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		6.66%		2.37%			9.28%
C000180066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		6.73%		2.49%	9.20%
C000027324 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		6.91%		2.59%			9.51%
C000180068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		3.25%		8.79%	6.74%
C000180067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		3.18%		8.73%	6.67%
C000056573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		3.00%		8.52%			7.86%
C000078885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		2.23%		(0.44%)			2.28%
C000069909 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		2.51%		(0.09%)			2.67%
C000180069 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		2.56%		(0.03%)	2.83%
C000180070 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.67%		6.26%	8.63%
C000069911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		7.57%		6.20%			9.89%
C000069910 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		7.24%		5.84%			9.51%
C000077269 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		5.21%		0.47%			1.77%
C000077267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		5.52%		0.79%			2.10%
C000077270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		10.48%		12.78%			14.36%
C000077271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		10.36%		12.68%			14.25%
C000077272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		10.11%		12.40%			13.95%
C000115978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		23.94%		9.25%			11.57%
C000115979 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		24.14%		9.44%			11.77%
C000115981 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		19.82%		9.96%			11.40%
C000122076 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		30.35%		1.17%			4.96%
C000180071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		30.60%		1.35%	5.15%
C000122075 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		30.71%		1.42%			5.22%
C000142968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		10.33%		5.39%			9.38%
C000142969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		10.22%		5.30%			9.28%
C000157696 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		4.39%		6.34%	9.27%
C000157694 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		4.58%		6.55%			9.93%
C000180072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		4.68%		6.62%	9.54%
C000176472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		32.71%		9.04%		11.94%
C000176471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		32.37%		8.84%		11.82%
C000241081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMG GW&K Municipal Enhanced SMA Shares
Average Annual Return, Percent		2.84%	5.18%
C000261130 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AMG GW&K Securitized Bond SMA Shares
Average Annual Return, Percent	4.87%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		17.88%		14.42%	14.66%		14.82%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index
Average Annual Return, Percent		4.25%	3.90%	0.80%	2.48%		2.34%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		31.22%		8.92%	8.67%		8.18%
MSCI ACWI All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI All Cap Index
Average Annual Return, Percent		22.13%		10.71%			11.42%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		21.09%		12.15%		12.52%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.10%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		8.66%		6.65%	12.49%		12.49%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		13.01%		3.18%	9.01%		9.57%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		12.59%		8.88%	6.97%		9.27%
Bloomberg U S Municipal Bond BAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond BAA Index
Average Annual Return, Percent		4.13%	5.14%	1.57%	3.49%		3.29%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		12.81%		6.09%	8.19%		9.62%
Bloomberg 10 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 10-Year Municipal Bond Index
Average Annual Return, Percent		5.92%		1.05%			2.54%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.56%		15.32%			18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		15.91%		11.33%			10.53%
MSCI EAFE Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Small Cap Index
Average Annual Return, Percent		31.83%		5.62%	7.62%		7.49%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Average Annual Return, Percent		11.91%		7.26%	9.31%		10.40%
Bloomberg U S Securitized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
Average Annual Return, Percent	5.10%